Document and Entity Information	Oct. 07, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002093101
Document Type	8-K/A
Document Period End Date	Oct. 07, 2026
Entity Registrant Name	Atrium Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43008
Entity Tax Identification Number	39-4639499
Entity Address, Address Line One	10578 Science Center Drive
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(619)
Local Phone Number	876-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	RNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false